UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2018

Date of reporting period:  May 31, 2017

Item 1. Schedule of Investments.

Collins Long/Short Credit Fund
Schedule of Investments
May 31, 2017 (Unaudited)

	Principal
	Amount	Value
BANK LOANS - 2.83%
Autoparts Holdings Corp.
7.795%, 12/23/2021 (a)(b)	$740,625	$739,699
Reddy Ice Holdings, Inc.
6.753%, 05/01/2019 (a)(b)	1,245,166	1,233,499
Westmoreland Coal Co.
7.647%, 12/16/2020 (a)(b)	997,462	905,197
TOTAL BANK LOANS (Cost $2,853,203)		2,878,395

CORPORATE BONDS - 53.80%
Accommodation - 7.09%
Caesars Growth Properties Holdings LLC
9.375%, 05/01/2022	5,000,000	5,437,500
Chester Downs & Marina LLC
9.250%, 02/01/2020 (Acquired 05/23/2016 through 04/26/2017, Cost $1,676,512) (c)	1,725,000	1,781,062
		7,218,562
Beverage and Tobacco Product Manufacturing - 1.68%
Carolina Beverage Group LLC / Carolina Beverage Group Finance, Inc.
10.625%, 08/01/2018 (Acquired 03/06/2015 through 05/12/2017, Cost $1,679,828) (c)	1,715,000	1,715,000

Broadcasting (except Internet) - 3.26%
Salem Media Group, Inc.
6.750%, 06/01/2024 (Acquired 05/11/2017, Cost $193,000) (c)	193,000	197,825
Sirius XM Radio, Inc.
6.000%, 07/15/2024 (Acquired 12/20/2016, Cost $1,044,681) (c)	1,000,000	1,063,750
5.375%, 07/15/2026 (Acquired 04/19/2017, Cost $2,034,832) (c)	2,000,000	2,055,000
		3,316,575
Chemical Manufacturing - 11.64%
Chemtura Corp.
5.750%, 07/15/2021	2,600,000	2,682,875
Hexion, Inc.
10.000%, 04/15/2020	710,000	720,650
13.750%, 02/01/2022 (Acquired 01/25/2017 through 04/05/2017, Cost $2,223,488) (c)	2,250,000	2,148,750
10.375%, 02/01/2022 (Acquired 01/25/2017, Cost $2,500,000) (c)	2,500,000	2,543,750
Kraton Polymers LLC
10.500%, 04/15/2023 (Acquired 05/23/2016 through 02/17/2017, Cost $3,3310,773) (c)	2,999,000	3,486,337
7.000%, 04/15/2025 (Acquired 03/17/2017, Cost $260,000) (c)	260,000	274,950
		11,857,312
Clothing and Clothing Accessories Stores - 4.06%
Hot Topic, Inc.
9.250%, 06/15/2021 (Acquired 12/06/2017 through 04/28/2017, Cost $4,195,349) (c)	4,055,000	4,136,100

Fabricated Metal Product Manufacturing - 3.01%
Mueller Industries, Inc.
6.000%, 03/01/2027	3,000,000	3,067,500

Mining (except Oil and Gas) - 2.57%
Westmoreland Coal Co.
8.750%, 01/01/2022 (Acquired 09/16/2015 through 07/11/2016, Cost ) (c)	2,909,000	2,618,100

Miscellaneous Manufacturing - 1.85%
Mallinckrodt International Finance SA
5.750%, 08/01/2022 (Acquired 03/22/2016 through 05/24/2016, Cost $521,433) (c)(d)	550,000	546,219
4.750%, 04/15/2023 (d)	1,500,000	1,335,000
		1,881,219

Miscellaneous Store Retailers - 0.25%
PetSmart, Inc.
5.875%, 06/01/2025 (Acquired 05/25/2017, Cost $250,006) (c)	250,000	251,563

Paper Manufacturing - 2.02%
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020	2,000,000	2,056,000

Real Estate - 1.42%
Homefed Corp.
6.500%, 06/30/2018 (Acquired 08/03/2016 through 08/29/2016, Cost $1,443,486) (c)	1,442,000	1,451,013

Sporting Goods, Hobby, Musical Instrument, and Book Stores - 4.34%
Guitar Center, Inc.
6.500%, 04/15/2019 (Acquired 10/20/2016 through 01/06/2017, Cost $1,883,048) (c)	2,000,000	1,732,500
Jo-Ann Stores LLC
8.125%, 03/15/2019 (Acquired 01/25/2017 through 03/01/2017, Cost $2,680,513) (c)	2,682,000	2,688,705
		4,421,205
Support Activities for Transportation - 0.43%
Navios Maritime Holdings Inc.
8.125%, 02/15/2019 (d)	500,000	443,750

Telecommunications - 7.52%
Clearwire Communications LLC / Clearwire Finance, Inc.
8.250%, 12/01/2040 (Acquired 03/22/2017 through 04/06/2017, Cost $4,518,036) (c)	4,405,000	4,562,258
HC2 Holdings, Inc.
11.000%, 12/01/2019 (Acquired 03/23/2015 through 04/27/2017, Cost $2,987,151) (c)	3,000,000	3,097,500
		7,659,758
Transportation Equipment Manufacturing - 2.66%
International Automotive Components Group SA
9.125%, 06/01/2018 (Acquired 01/31/2017 through 02/09/2017, Cost $2,750,000) (c)(d)	2,750,000	2,708,750
TOTAL CORPORATE BONDS (Cost $54,289,131)		54,802,407

CORPORATE BOND STUBS - 0.95%
Transportation Equipment Manufacturing - 0.95%
DPH Holdings Corp.
Escrow (e)(f)	20,000,000	970,000
TOTAL CORPORATE BOND STUBS (Cost $944,000)		970,000
	Shares
SHORT-TERM INVESTMENTS - 39.37%
Money Market Funds - 39.37%
Fidelity Institutional Money Market Funds - Government Portfolio - Class Institutional, 0.640% (g)(h)	40,105,326	40,105,326
TOTAL SHORT-TERM INVESTMENTS (Cost $40,105,326)		40,105,326

Total Investments (Cost $98,191,660) - 96.95%		98,756,128
Other Assets in Excess of Liabilities - 3.05%		3,106,284
TOTAL NET ASSETS - 100.00%		$101,862,412

Percentages are stated as a percent of net assets.

(a)	Variable rate security. The rate shown is as of May 31, 2017.
(b)	Represents a payment-in-kind ("PIK") security which may pay interest/dividend in additional par/shares.
(c)
Denotes a security is either fully or partially restricted to resale.  The aggregate value of restricted securities at May 31, 2017 was $39,059,132 which represented 38.34% of net assets.  Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.  Such securities may be deemed liquid using procedures established by the Board of Trustees.

(d)	Foreign issued security.
(e)	Represents a security in default.
(f)	Securities are fair valued by management as of May 31, 2017. Such securities are deemed liquid using procedures by the Board of Trustees.
(g)	All or a portion of this security is pledged as collateral for securities sold short.
(h)	Seven day yield as of May 31, 2017.

Collins Long/Short Credit Fund
Schedule of Securities Sold Short
May 31, 2017 (Unaudited)

	Principal
	Amount	Value
SECURITIES SOLD SHORT - (1.27)%
Cable and Other Subscription Programming - (1.01)%
CSC Holdings LLC
5.250%, 06/01/2024 (1)	$(1,000,000)	$(1,023,750)
Wired Telecommunications Carriers - (0.26)%
Frontier Communications Corp.
8.875%, 09/15/2020 (1)	(250,000)	(266,563)
Total Securities Sold Short (Proceeds $1,273,120)		$(1,290,313)

(1)	Corporate bond.

The cost basis of investments for federal income tax purposes at May 31, 2017 was as follows*:

Collins Long/Short Credit Fund
Cost of investments	$98,191,660
Gross unrealized appreciation on investments	1,025,012
Gross unrealized appreciation on short positions	312
Gross unrealized depreciation on investments	(460,544)
Gross unrealized depreciation on short positions	(17,505)
Net unrealized appreciation	$547,275

*Because tax adjustments are calculated annually, at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America ("GAAP").

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Swap agreements, such as credit default swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service, ("Pricing Service"). Forward currency contracts are valued at the mean between the bid and asked prices by an approved Pricing Service. Commodities futures contracts and options thereon traded on a commodities exchange or board  of trade are valued at the last sale price at the close of trading. Bank loands are valued at the most recent bid quotations or evaluated prices, as applicable, based on quotation or prices obtained from one or more broker-dealers known to follow the issuers.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, Inc. ("NASDAQ") will bevalued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the "composite market" for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security's last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund's fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust's valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange ("NYSE"), generally 4:00 p.m. Eastern Time.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield 2 method.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

Financial Accounting Standards Board ("FASB") Accounting Standards Codification, "Fair Value Measurements and Disclosures" Topic 820 ("ASC 820"), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of May 31, 2017:

Collins Long/Short Credit Fund
	Level 1	Level 2	Level 3	Total
Assets(1):
Bank Loans	$-	$2,878,395	$-	$2,878,395
Corporate Bonds	-	54,802,407	-	54,802,407
Corporate Bond Stubs	-	970,000	-	970,000
Money Market Funds	40,105,326	-	-	40,105,326
Total Assets	$40,105,326	$58,650,802	$-	$98,756,128

Liabilities:
Securities Sold Short
Corporate Bonds	$-	$(1,290,313)	-	$(1,290,313)
Total Liabilities	$-	$(1,290,313)	$-	$(1,290,313)

(1) See the Schedule of Investments for industry classifications

It is the Fund's policy to record transfers between levels at the end of the reporting period.

Transfers into Level 3	$-
Transfers out of Level 3	(970,000)
Net transfers in and/or out of Level 3	$(970,000)

Transfers into Level 2	$970,000
Transfers out of Level 2	-
Net transfers in and/or out of Level 2	$970,000

The transfer into Level 2 and out of Level 3 is due to the use of observable inputs from a broker in the pricing of the security as of May 31, 2017.

The  Fund measures Level 3 securities as of the beginning and end of each financial reporting period.

The following is a reconciliation of assets for which Level 3 inputs were used in determining value.

Beginning Balance - March 1, 2017	$944,000
Purchases	-
Sales	-
Realized Gains	-
Realized Losses	-
Change in unrealized appreciaition (depreciaition)	26,000
Transfer in/(out) of Level 3	$(970,000)
Ending Balance - May 31, 2017	-

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)* /s/ John Buckel
                                              John Buckel, President

Date                               July 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
                                              John Buckel, President

Date                               July 27, 2017

By (Signature and Title)* /s/ Jennifer Lima
                                              Jennifer Lima, Treasurer

Date                               July 27, 2017

* Print the name and title of each signing officer under his or her signature.